FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 4 - FINANCIAL INSTRUMENTS:

a.	Financial risk management:

1)	Financial risk factors

The Company’s activities expose it to a variety of financial risks.  The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is performed by the Chief Financial Officer of the Company, who identifies and evaluates financial risks in close cooperation with the Company's Chief Executive Officer.

The Company does not use financial instruments for hedging activity.

2)	Credit risk

Credit and interest risk arises from cash and cash equivalents and deposits with banks. A portion of the liquid instruments of the Company is invested in short-term deposits in leading Israeli banks.  The Company estimates that since the liquid instruments are mainly invested for the short-term and with a highly-rated institution, the credit and interest risk associated with these balances is immaterial.

3)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash.

The Company is in a research stage and has not yet generated revenues. It is therefore exposed to liquidity risk, taking into consideration the forecasts of cash flows required to finance its investments and other activities.

4)      Market risk—Foreign exchange risk

The Company might be exposed to foreign exchange risk as a result of making payments to employees or service providers and investment of some liquidity in currencies other than the Company's functional currency.  The Company manages the foreign exchange risk by aligning the currencies for holding liquidity with the currencies of expected expenses, based on the expected cash flows of the Company.

b.	Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital.  It should be noted that the Company is in the research and development stage and has not yet generated significant revenues.

c.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value of financial instruments traded in active markets is based on quoted market prices at the dates of the statements of financial position.

A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

As of December 31, 2018, and 2017, the fair value of cash and cash equivalents, deposits, accounts receivable, other receivables and accounts payable approximates their carrying value.

d.	Classification of financial instruments by groups:

Financial instruments
U.S. dollars in thousands

As of December 31, 2018:
Cash and cash equivalents	7,506
Short-term bank deposits	4,015
Receivables (excluding prepaid
expenses)	836
12,357
As of December 31, 2017:
Cash and cash equivalents	11,746
Receivables (excluding prepaid
expenses)	182
11,928

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of December 31, 2018:
Trade and other payable	-	1,563	1,563
Warrants to purchase ordinary shares (Level 1) (1)	1,372		1,372
	1,372	1,563	2,935
As of December 31, 2017:
Trade and other payable	-	2,020	2,020
Convertible loan (Level 3)	3,893	-	3,893
Preferred shares (Level 3)	33,455	-	33,455
Warrants to purchase preferred shares and shares (Level 3)	5,398	-	5,398
	42,746	2,020	44,766

(1)	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation) as of December 31, 2018.